Buffalo Small Cap Growth Fund
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Consumer Discretionary - 10.0%
Broadline Retail - 1.2%
Ollie's Bargain Outlet Holdings, Inc. (a)	64,135	$7,037,533
		$–
Hotels, Restaurants & Leisure - 2.9%
First Watch Restaurant Group, Inc. (a)	477,637	8,888,825
Portillo's, Inc. - Class A (a)	641,670	6,031,698
Wingstop, Inc.	6,891	1,958,422
		16,878,945
Household Durables - 3.3%
Champion Homes, Inc. (a)	155,430	13,693,383
Lovesac Co. (a)	250,842	5,934,922
		19,628,305
Specialty Retail - 1.2%
Boot Barn Holdings, Inc. (a)	46,585	7,072,535
		$–
Textiles, Apparel & Luxury Goods - 1.4%
Steven Madden Ltd.	197,657	8,404,375
Total Consumer Discretionary		59,021,693

Consumer Staples - 2.9%
Personal Care Products - 2.9%
BellRing Brands, Inc. (a)	156,710	11,806,531
elf Beauty, Inc. (a)	40,900	5,134,995
		16,941,526
Total Consumer Staples		16,941,526

Energy - 3.5%
Energy Equipment & Services - 2.4%
Cactus, Inc. - Class A	158,290	9,237,804
Patterson-UTI Energy, Inc.	593,320	4,900,823
		14,138,627
Oil, Gas & Consumable Fuels - 1.1%
Matador Resources Co.	120,945	6,804,366
Total Energy		20,942,993

Financials - 12.7%
Capital Markets - 4.5%
Hamilton Lane Inc. - Class A	97,213	14,392,385
Open Lending Corp. (a)	555,620	3,317,051
WisdomTree, Inc.	841,830	8,839,215
		26,548,651
Financial Services - 3.2%
Shift4 Payments, Inc. - Class A (a)	183,542	19,047,989
		$–
Insurance - 5.0%
Baldwin Insurance Group, Inc. - Class A (a)	237,665	9,211,895
Kinsale Capital Group, Inc.	15,130	7,037,417
Palomar Holdings, Inc. (a)	129,808	13,706,427
		29,955,739
Total Financials		75,552,379

Health Care - 21.0%
Biotechnology - 5.9%
Arrowhead Pharmaceuticals, Inc. (a)	126,510	2,378,388
Avid Bioservices, Inc. (a)	759,300	9,377,355
Halozyme Therapeutics, Inc. (a)	177,139	8,469,016
Madrigal Pharmaceuticals, Inc. (a)	14,760	4,554,493
Natera, Inc. (a)	63,538	10,058,065
		34,837,317
Health Care Equipment & Supplies - 6.6%
Establishment Labs Holdings, Inc. (a)	184,940	8,520,186
Inspire Medical Systems, Inc. (a)	44,440	8,238,287
Lantheus Holdings, Inc. (a)	79,320	7,095,967
QuidelOrtho Corp. (a)	180,215	8,028,578
STAAR Surgical Co. (a)	147,450	3,581,561
Treace Medical Concepts, Inc. (a)	526,918	3,920,270
		39,384,849
Health Care Providers & Services - 5.0%
Castle Biosciences, Inc. (a)	343,874	9,164,242
HealthEquity, Inc. (a)	74,969	7,193,276
Option Care Health, Inc. (a)	395,255	9,169,916
Privia Health Group, Inc. (a)	218,025	4,262,389
		29,789,823
Life Sciences Tools & Services - 1.0%
Maravai LifeSciences Holdings, Inc. - Class A (a)	512,440	2,792,798
OmniAb Operations, Inc. - 12.50 Earnout (a)(b)	47,436	475
OmniAb Operations, Inc. - 15.00 Earnout(a)(b)	47,436	474
OmniAb, Inc. (a)	898,845	3,181,911
		5,975,658
Pharmaceuticals - 2.5%
Ligand Pharmaceuticals, Inc. (a)	135,482	14,516,896
Total Health Care		124,504,543

Industrials - 21.8%
Aerospace & Defense - 0.5%
AeroVironment, Inc. (a)	18,645	2,869,279
		$–
Building Products - 4.2%
Advanced Drainage Systems, Inc.	83,880	9,696,528
AZEK Co., Inc. (a)	190,970	9,065,346
Janus International Group, Inc. (a)	802,750	5,900,213
		24,662,087
Construction & Engineering - 2.7%
MYR Group, Inc. (a)	31,890	4,744,275
Sterling Infrastructure, Inc. (a)	65,760	11,077,272
		15,821,547
Machinery - 7.0%
Chart Industries, Inc. (a)	77,085	14,710,901
ESCO Technologies, Inc.	30,865	4,111,527
John Bean Technologies Corp.	101,440	12,893,024
Kornit Digital Ltd. (a)	326,205	10,096,045
		41,811,497
Professional Services - 4.9%
FTI Consulting, Inc. (a)	41,890	8,006,436
ICF International, Inc.	99,144	11,818,956
NV5 Global, Inc. (a)	503,320	9,482,549
		29,307,941
Trading Companies & Distributors - 2.5%
SiteOne Landscape Supply, Inc. (a)	55,485	7,311,258
Transcat, Inc. (a)	40,000	4,229,600
WESCO International, Inc.	19,855	3,592,961
		15,133,819
Total Industrials		129,606,170

Information Technology - 22.9%
Communications Equipment - 2.2%
Calix, Inc. (a)	205,374	7,161,391
Ciena Corp. (a)	67,645	5,736,973
		12,898,364
Electronic Equipment, Instruments & Components - 2.3%
Napco Security Technologies, Inc.	240,370	8,547,557
Novanta, Inc. (a)	33,415	5,104,810
		13,652,367
IT Services - 1.5%
Endava PLC - ADR (a)	279,565	8,638,558
		$–
Semiconductors & Semiconductor Equipment - 4.5%
Axcelis Technologies, Inc. (a)	64,080	4,477,270
Silicon Laboratories, Inc. (a)	71,460	8,876,761
SiTime Corp. (a)	33,110	7,103,088
Universal Display Corp.	41,638	6,087,475
		26,544,594
Software - 12.4%
Clearwater Analytics Holdings, Inc. - Class A (a)	401,365	11,045,565
DoubleVerify Holdings, Inc. (a)	415,664	7,984,905
Intapp, Inc. (a)	105,445	6,757,970
PagerDuty, Inc. (a)	296,510	5,414,273
Pegasystems, Inc.	102,730	9,574,436
Tenable Holdings, Inc. (a)	185,010	7,285,694
Varonis Systems, Inc. (a)	200,570	8,911,325
Vertex, Inc. - Class A (a)	315,497	16,831,765
		73,805,933
Total Information Technology		135,539,816

Materials - 3.1%
Construction Materials - 3.1%
Summit Materials, Inc. - Class A (a)	363,721	18,404,283
TOTAL COMMON STOCKS (Cost $461,416,799)		580,513,403

SHORT-TERM INVESTMENTS - 2.4%	Shares	Value
Money Market Funds - 2.4%
Fidelity Money Market Government Portfolio - Class I, 4.38% (c)	14,213,962	14,213,962
TOTAL SHORT-TERM INVESTMENTS (Cost $14,213,962)		14,213,962

TOTAL INVESTMENTS - 100.3% (Cost $475,630,761)		594,727,365
Liabilities in Excess of Other Assets - (0.3)%		(1,571,551)
TOTAL NET ASSETS - 100.0%		$593,155,814
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $949 or 0.0% of net assets as of December 31, 2024.

(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Buffalo Small Cap Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$580,512,454	$–	$949	$580,513,403
Money Market Funds	14,213,962	–	–	14,213,962
Total Investments	$594,726,416	$–	$949	$594,727,365

Refer to the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of the Buffalo Small Cap Growth Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2024:

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	Investment in Securities Period Ended December 31, 2024
Fair Value as of 3/31/2024	$949
Total unrealized gains included in earnings	-
Realized gains included in earnings	-
Purchases	-
Sales	-
Fair Value as of 12/31/2024	$949

The amount of total gains or losses for the period included in net increase (decrease) in net asset applicable to outstanding shares attributed to the change in unrealized gains or losses relating to assets still held at the reporting date	$-